Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Parties [Abstract]
RELATED PARTY TRANSACTIONS

13. Related party transactions

Related parties represent major shareholders, associates, directors and key management personnel of the Group and entities controlled, jointly controlled or significantly influenced by such parties, pricing policies and terms of these transactions are approved by the Group's management.

■	Compensation of key management personnel of the Group for the period ended 30 June 2020, consisting of salaries and benefits was USD 4,749,342 (30 June 2019: USD 3,568,771). Out of the total amount of key management personnel compensation, an amount of USD 1,072,764 (30 June 2019: USD Nil) represents long-term benefits. These long-term benefits represent a phantom share option plan linked to the value of an ordinary share of the Group. As a result of the business combination (note 18), the phantom share option plan has been terminated effective 17 March 2020.

■	The Group has paid aircraft management fees and chartering revenues commission in the amount of USD 52,189 (30 June 2019: USD 118,204) to Arab wings Co. which is owned by a shareholder. As at 30 June 2020, there was an amount of USD 31,370 payable to Arab Wings Co. (31 December 2019: USD 196,214).

■	Balances due from key management personnel of the Group as at 30 June 2020 was USD 83,699 (31 December 2019: USD 92,772).

■	During the year 2019, the Group entered into a share buyback agreement with a director and shareholder whereby 2,350,000 treasury shares were purchased with total amount of USD 5,052,500. The above transaction arose as a result of an advance of USD 5,000,000 for investment in a company where the director and major shareholder has a controlling interest. The investment was not completed and in exchange for the advanced funds, the Group purchased the above treasury shares. During 2020, Treasury shares were eliminated as a part of the Business Combination transaction.

■	Included within the investment properties (note 7) are lands with a total amount of USD 4,188,666 (31 December 2019: USD 5,649,008) registered in the name of a former Director of the Group. The Group has obtained a proxy over these investment properties.